PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

6. PREPAID EXPENSES AND OTHER CURRENT ASSETS

        Prepaid expenses and other current assets consisted of the following (in RMB thousands):

	December 31,
	2010	2011
Prepaid rental	33,796	19,149
Staff advances and deposits	2,815	4,016
Prepayments to suppliers	5,331	4,859
Others	13,154	9,345

Total	55,096	37,369